Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheets
Flight equipment under operating leases		$ 48,018,041	$ 47,620,895				$ 51,408,800				$ 48,018,041		$ 47,620,895	$ 51,408,800	$ 58,020,001
Accumulated depreciation		12,922,710	12,118,607				12,893,421				12,922,710		12,118,607	12,893,421	13,928,218
Flight equipment under operating leases, net		35,095,331	35,502,288				38,515,379				35,095,331		35,502,288	38,515,379	44,091,783
Total assets		39,235,221	39,161,244				43,308,060				39,235,221		39,161,244	43,308,060	46,129,024
Deferred income taxes		4,113,930	4,204,589				4,660,150				4,113,930		4,204,589	4,660,150	4,938,627
Paid-in capital		1,243,967	1,243,225				1,251,225				1,243,967		1,243,225	1,251,225	1,248,400
Retained earnings		5,476,582	5,154,699				5,879,144				5,476,582		5,154,699	5,879,144	6,391,313
Total shareholders' equity		7,857,175	7,531,869				8,225,007				7,857,175		7,531,869	8,225,007	8,655,089	7,738,580
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales		8,617			2,176						14,673	2,849	14,348	10,637	12,966
Revenue and other income		24,496			11,903						47,759	38,822	57,910	61,741	55,973
Depreciation of flight equipment		478,754			457,994						958,404	909,411	1,864,735	1,963,175	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		44,783			43,815						52,127	148,387	170,328	552,762	35,448
Aircraft impairment charges on flight equipment held for use		30,254									41,425	6,538	1,567,180	1,110,427	50,884
(Loss) income before taxes		93,908	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	246,121	218,428	(1,033,979)	(764,636)	1,383,164
(Benefit) provision for income taxes	(164,000)	(129,157)			33,972						(75,953)	75,264	(310,078)	(268,968)	495,989
NET (LOSS) INCOME		223,065	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	322,074	143,164	(723,901)	(495,668)	887,175
Previously reported
Consolidated Balance Sheets
Flight equipment under operating leases							51,646,586							51,646,586	57,718,323
Accumulated depreciation							13,120,421							13,120,421	13,788,522
Flight equipment under operating leases, net							38,526,165							38,526,165	43,929,801
Total assets							43,318,846							43,318,846	45,967,042
Deferred income taxes							4,663,939							4,663,939	4,881,558
Paid-in capital							606,367							606,367	603,542
Retained earnings							6,530,999							6,530,999	6,931,258
Total shareholders' equity							8,232,004							8,232,004	8,550,176
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales														10,637	15,536
Revenue and other income														61,741	58,209
Depreciation of flight equipment					459,689							912,220		1,954,883	1,959,448
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed					43,815							147,125		550,034	34,730
Aircraft impairment charges on flight equipment held for use														948,679	52,938
(Loss) income before taxes				(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		223,419		(591,868)	1,396,167
(Benefit) provision for income taxes					33,377							77,018		(208,110)	500,538
NET (LOSS) INCOME				$ (837,685)	$ 72,680	$ 73,721	$ (326,050)	$ (105,535)	$ 110,753	$ (62,926)		$ 146,401		$ (383,758)	$ 895,629